Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended
Sep. 30, 2018
Equity [Abstract]
Changes in Components of Accumulated Other Comprehensive Income (Loss)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the six months ended September 30, 2017 and 2018, are as follows:

	Six months ended September 30, 2017
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2017	¥32,279	¥(17,330)	¥(31,736)	¥(4,483)	¥(21,270)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(2,275) million	6,640				6,640
Reclassification adjustment included in net income, net of tax of ¥4,594 million	(9,667)				(9,667)
Defined benefit pension plans, net of tax of ¥86 million		(427)			(427)
Reclassification adjustment included in net income, net of tax of ¥5 million		(20)			(20)
Foreign currency translation adjustments, net of tax of ¥12,032 million			19,830		19,830
Reclassification adjustment included in net income, net of tax of ¥(1,019) million			(1,175)		(1,175)
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(253) million				805	805
Reclassification adjustment included in net income, net of tax of ¥235 million				(729)	(729)

Total other comprehensive income (loss)	(3,027)	(447)	18,655	76	15,257

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	(65)	0	728	4	667

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	34	0	34

Balance at September 30, 2017	¥29,317	¥(17,777)	¥(13,843)	¥(4,411)	¥(6,714)

	Six months ended September 30, 2018
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at March 31, 2018	¥10,465	¥0	¥(20,487)	¥(31,806)	¥(3,738)	¥(45,566)

Cumulative effect of adopting Accounting Standards Update 2016-01	(3,250)	351	0	0	0	(2,899)

Balance at April 1, 2018	7,215	351	(20,487)	(31,806)	(3,738)	(48,465)

Net unrealized gains (losses) on investment in securities, net of tax of ¥(142) million	888					888
Reclassification adjustment included in net income, net of tax of ¥849 million	(2,494)					(2,494)
Debt valuation adjustments, net of tax of ¥26 million		(69)				(69)
Reclassification adjustment included in net income, net of tax of ¥5 million		(12)				(12)
Defined benefit pension plans, net of tax of ¥25 million			(147)			(147)
Reclassification adjustment included in net income, net of tax of ¥21 million			(54)			(54)
Foreign currency translation adjustments, net of tax of ¥8,864 million				14,788		14,788
Reclassification adjustment included in net income, net of tax of ¥(1) million				1		1
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(38) million					(39)	(39)
Reclassification adjustment included in net income, net of tax of ¥(218) million					729	729

Total other comprehensive income (loss)	(1,606)	(81)	(201)	14,789	690	13,591

Transaction with noncontrolling interests	0	0	(2)	1	0	(1)

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	0	0	(2)	284	37	319

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	502	0	502

Balance at September 30, 2018	¥5,609	¥270	¥(20,688)	¥(17,802)	¥(3,085)	¥(35,696)

Changes in each component of accumulated other comprehensive income (loss) attributable to ORIX Corporation Shareholders for the three months ended September 30, 2017 and 2018, are as follows:

	Three months ended September 30, 2017
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2017	¥30,376	¥(17,586)	¥(25,122)	¥(4,352)	¥(16,684)

Net unrealized gains(losses) on investment in securities, net of tax of ¥(875) million	3,253				3,253
Reclassification adjustment included in net income, net of tax of ¥2,133 million	(4,324)				(4,324)
Defined benefit pension plans, net of tax of ¥19 million		(180)			(180)
Reclassification adjustment included in net income, net of tax of ¥2 million		(10)			(10)
Foreign currency translation adjustments, net of tax of ¥5,413 million			13,041		13,041
Reclassification adjustment included in net income, net of tax of ¥0 million			0		0
Net unrealized gains(losses) on derivative instruments, net of tax of ¥4 million				4	4
Reclassification adjustment included in net income, net of tax of ¥17 million				(73)	(73)

Total other comprehensive income (loss)	(1,071)	(190)	13,041	(69)	11,711

Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(12)	1	1,717	(10)	1,696

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	45	0	45

Balance at September 30, 2017	¥29,317	¥(17,777)	¥(13,843)	¥(4,411)	¥(6,714)

	Three months ended September 30, 2018
	Millions of yen
	Net unrealized gains (losses) on investment in securities	Debt valuation adjustments	Defined benefit pension plans	Foreign currency translation adjustments	Net unrealized gains (losses) on derivative instruments	Accumulated other comprehensive income (loss)
Balance at June 30, 2018	¥7,453	¥348	¥(20,500)	¥(36,821)	¥(3,775)	¥(53,295)

Net unrealized gains (losses) on investment in securities, net of tax of ¥766 million	(1,730)					(1,730)
Reclassification adjustment included in net income, net of tax of ¥72 million	(114)					(114)
Debt valuation adjustments, net of tax of ¥29 million		(71)				(71)
Reclassification adjustment included in net income, net of tax of ¥2 million		(7)				(7)
Defined benefit pension plans, net of tax of ¥44 million			(160)			(160)
Reclassification adjustment included in net income, net of tax of ¥11 million			(28)			(28)
Foreign currency translation adjustments, net of tax of ¥4,410 million				19,524		19,524
Reclassification adjustment included in net income, net of tax of ¥(1) million				1		1
Net unrealized gains (losses) on derivative instruments, net of tax of ¥(285) million					767	767
Reclassification adjustment included in net income, net of tax of ¥25 million					(47)	(47)

Total other comprehensive income (loss)	(1,844)	(78)	(188)	19,525	720	18,135

Transaction with noncontrolling interests	0	0	(1)	1	0	0

Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interest	0	0	(1)	301	30	330

Less: Other Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	0	0	0	206	0	206

Balance at September 30, 2018	¥5,609	¥270	¥(20,688)	¥(17,802)	¥(3,085)	¥(35,696)

Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the six months ended September 30, 2017 and 2018 are as follows:

	Six months ended September 30, 2017
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥11,272	Gains on investment securities and dividends
Sales of investment securities	3,502	Life insurance premiums and related investment income
Amortization of investment securities	(109)	Finance revenues
Amortization of investment securities	(275)	Life insurance premiums and related investment income
Others	(129)	Write-downs of securities and other

	14,261	Total before income tax
	(4,594)	Income tax (expense) or benefit

	¥9,667	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥497	See Note 15 “Pension Plans”
Amortization of net actuarial loss	(447)	See Note 15 “Pension Plans”
Amortization of transition obligation	(25)	See Note 15 “Pension Plans”

	25	Total before income tax
	(5)	Income tax (expense) or benefit

	¥20	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥156	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	156	Total before income tax
	1,019	Income tax (expense) or benefit

	¥1,175	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥118	Finance revenues/Interest expense
Foreign exchange contracts	(2)	Other (income) and expense, net
Foreign currency swap agreements	848	Finance revenues/Interest expense/ Other (income) and expense, net

	964	Total before income tax
	(235)	Income tax (expense) or benefit

	¥729	Net of tax

	Six months ended September 30, 2018
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥3,123	Gains on investment securities and dividends
Sales of debt securities	1,545	Life insurance premiums and related investment income
Amortization of debt securities	(654)	Finance revenues
Amortization of debt securities	(114)	Life insurance premiums and related investment income
Others	(557)	Write-downs of securities and other

	3,343	Total before income tax
	(849)	Income tax (expense) or benefit

	¥2,494	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥17	Life insurance costs

	17	Total before income tax
	(5)	Income tax (expense) or benefit

	¥12	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥538	See Note 15 “Pension Plans”
Amortization of net actuarial loss	(461)	See Note 15 “Pension Plans”
Amortization of transition obligation	(2)	See Note 15 “Pension Plans”

	75	Total before income tax
	(21)	Income tax (expense) or benefit

	¥54	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(2)	Gains on sales of subsidiaries and affiliates and liquidation losses, net

	(2)	Total before income tax
	1	Income tax (expense) or benefit

	¥(1)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥137	Finance revenues/Interest expense
Foreign exchange contracts	10	Other (income) and expense, net
Foreign currency swap agreements	(1,094)	Finance revenues/Interest expense/ Other (income) and expense, net

	(947)	Total before income tax
	218	Income tax (expense) or benefit

	¥(729)	Net of tax

Amounts reclassified to net income from accumulated other comprehensive income (loss) in the three months ended September 30, 2017 and 2018 are as follows:

	Three months ended September 30, 2017
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of investment securities	¥6,131	Gains on investment securities and dividends
Sales of investment securities	660	Life insurance premiums and related investment income
Amortization of investment securities	(199)	Finance revenues
Amortization of investment securities	(135)	Life insurance premiums and related investment income

	6,457	Total before income tax
	(2,133)	Income tax (expenses) or benefits

	¥4,324	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥249	See Note 15 “Pension Plans”
Amortization of net actuarial loss	(224)	See Note 15 “Pension Plans”
Amortization of transition obligation	(13)	See Note 15 “Pension Plans”

	12	Total before income tax
	(2)	Income tax (expenses) or benefits

	¥10	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥2	Finance revenues/Interest expense
Foreign currency swap agreements	88	Finance revenues/Interest expense/ Other (income) and expense, net

	90	Total before income tax
	(17)	Income tax (expenses) or benefits

	¥73	Net of tax

	Three months ended September 30, 2018
Details about accumulated other comprehensive income components	Reclassification adjustment included in net income	Consolidated statements of income caption
	Millions of yen
Net unrealized gains (losses) on investment in securities
Sales of debt securities	¥598	Gains on investment securities and dividends
Sales of debt securities	486	Life insurance premiums and related investment income
Amortization of debt securities	(292)	Finance revenues
Amortization of debt securities	(49)	Life insurance premiums and related investment income
Others	(557)	Write-downs of securities and other

	186	Total before income tax
	(72)	Income tax (expense) or benefit

	¥114	Net of tax

Debt valuation adjustments
Fulfillment of policy liabilities and amortization of policy account balances	¥9	Life insurance costs

	9	Total before income tax
	(2)	Income tax (expense) or benefit

	¥7	Net of tax

Defined benefit pension plans
Amortization of prior service credit	¥270	See Note 15 “Pension Plans”
Amortization of net actuarial loss	(230)	See Note 15 “Pension Plans”
Amortization of transition obligation	(1)	See Note 15 “Pension Plans”

	39	Total before income tax
	(11)	Income tax (expense) or benefit

	¥28	Net of tax

Foreign currency translation adjustments
Sales or liquidation	¥(2)	Gains on sales of subsidiaries and affiliates and liquidation losses, net
	(2)	Total before income tax
	1	Income tax (expense) or benefit

	¥(1)	Net of tax

Net unrealized gains (losses) on derivative instruments
Interest rate swap agreements	¥10	Finance revenues/Interest expense
Foreign exchange contracts	(13)	Other (income) and expense, net
Foreign currency swap agreements	75	Finance revenues/Interest expense/ Other (income) and expense, net

	72	Total before income tax
	(25)	Income tax (expense) or benefit

	¥47	Net of tax